Restructuring (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Restructuring and Related Activities [Abstract]
Schedule of Restructuring Charges and Related Costs

In association with this restructuring, during the nine months ended September 30, 2014 and 2013, the Company recorded restructuring charges in the aggregate amount of $0 and $23, respectively, as detailed in the table below.

	Activity for the nine months ended September 30, 2014
	Balance December 31, 2013	Expense	Equity Award Exchange	Balance September 30, 2014
Workforce — related	$246	$—	$(246)	$—

	$246	$—	$(246)	$—

	Activity for the nine months ended September 30, 2013
	Balance December 31, 2012	Expense	Utilization	Balance September 30, 2013
Workforce — related	$198	$23	$(22)	$199

	$198	$23	$(22)	$199

The Company will revalue the awards at each reporting period until such time as the awards expire or are no longer liability awards in nature.

	Activity for the year ended
	Balance December 31, 2012	Expense	Utilization	Balance December 31, 2013
Workforce — related	$198	$70	$(22)	$246

	$198	$70	$(22)	$246

	Balance December 31, 2011	Expense	Utilization	Balance December 31, 2012
Facilities and other	$—	$1,051	$(1,051)	$—
Workforce — related	—	1,094	(896)	198

	$—	$2,145	$(1,947)	$198